Global X Funds
600 Lexington Avenue, 20th Fl
New York, NY 10022
September 6, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:
On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for the Global X Cannabis ETF contained in Post-Effective Amendment No. 582 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on September 3, 2019, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 3, 2019, accession number 0001432353-19-000298.
Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.
Sincerely,
/s/ Lisa K. Whittaker
Lisa K. Whittaker